Financial risk management (Tables)	12 Months Ended
Dec. 31, 2025
Financial Risk Management [Line Items]
Disclosure of Internal Credit Exposure Explanatory

In the case of Interbank, its Credit Risk Department determines its risk level according to the following classification, as of December 31, 2025 and 2024:

2025
		High grade	Standard grade	Grade lower than standard
Banking	Segment	PD less than or equal (*)	PD range (*)	PD equal to or higher (*)

	Credit card	4.55%	4.56% - 10.32%	10.33%
	Mortgage	1.51%	1.52% - 4.93%	4.94%
	Payroll loans	2.63%	2.64% - 6.13%	6.14%
Personal Banking	Consumer	6.81%	6.82% - 14.93%	14.94%
	Vehicular	5.88%	5.88%	5.88%

Small Business Banking		5.20%	5.21% - 14.24%	14.25%

	Corporate	0.22%	0.23% - 0.44%	0.45%
Commercial Banking	Institutional	0.31%	0.31%	0.31%
	Companies	0.79%	0.80% - 2.31%	2.32%
	Real estate	0.31%	0.31%	0.31%

2024
		High grade	Standard grade	Grade lower than standard
Banking	Segment	PD less than or equal (*)	PD range (*)	PD equal to or higher (*)

	Credit card	5.25%	5.26% - 12.05%	12.06%
	Mortgage	1.12%	1.13% - 3.55%	3.56%
	Payroll loans	2.36%	2.37% - 5.15%	5.16%
Personal Banking	Consumer	7.11%	7.12% - 14.68%	14.69%
	Vehicular	3.76%	3.76%	3.76%

Small Business Banking		8.55%	8.56% - 17.86%	17.87%

	Corporate	0.10%	0.11% - 0.20%	0.21%
Commercial Banking	Institutional	0.66%	0.66%	0.66%
	Companies	3.45%	3.46% - 8.13%	8.14%
	Real estate	2.61%	2.61%	2.61%

(*) The probability of default is exclusively determined by the statistical model and, therefore, does not include the subsequent adjustments to the model, detailed in Note 29.1 (d.8).

Summary of Expected Loss by Post-Model Adjustments

Following is the amount of the expected loss to direct and indirect loans as of December 31, 2025 and 2024, as determined by the model, and the subsequent adjustments to the model explained in previous paragraphs:

	2025
	Expected loss (according to model)	Subsequent adjustments to the model	Expected loss (total)
	S/(000)	S/(000)	S/(000)
Commercial loans	159,186	15,547	174,733
Consumer loans	1,142,086	127,498	1,269,584
Mortgage loans	67,834	8,002	75,836
Small and micro-business loans	83,244	—	83,244
Total	1,452,350	151,047	1,603,397

	2024
	Expected loss (according to model)	Subsequent adjustments to the model	Expected loss (total)
	S/(000)	S/(000)	S/(000)
Commercial loans	189,557	-	189,557
Consumer loans	1,218,011	154,846	1,372,857
Mortgage loans (*)	80,047	13,750	93,797
Small and micro-business loans	88,204	-	88,204
Total	1,575,819	168,596	1,744,415

(ii)
Subsequent adjustments to the model included in 2023:

With the purpose of reflecting the impact of the uncertainty of the intensity and occurrence probability of the El Niño event, Interbank decided to apply its expert judgment to stress the probability of default for its entire client portfolio. As of December 31, 2023, the impact of applying these criteria led to an increased expected loss provision of S/180,596,000.

Disclosure Of Macro Economic Variables

Macroeconomic variables used as of December 31, 2025:

	Scenario	2026	2027	2028

Gross domestic product (annual % var.)	Optimistic	3.3%	3.0%	3.5%
	Base	3.0%	2.6%	3.1%
	Pessimistic	2.2%	2.0%	2.5%
Real formal average salary (annual % var.)	Optimistic	3.7%	2.1%	2.7%
	Base	2.0%	1.1%	1.4%
	Pessimistic	0.6%	(0.1%)	0.6%
Real informal average salary (annual % var.)	Optimistic	3.7%	2.1%	2.4%
	Base	1.8%	1.1%	1.3%
	Pessimistic	0.8%	0.0%	0.0%
Real disposable income per capita (annual % var.)	Optimistic	5.7%	3.0%	4.4%
	Base	4.6%	2.2%	3.5%
	Pessimistic	2.5%	1.7%	2.9%

Macroeconomic variables used as of December 31, 2024:

	Scenario	2025	2026	2027

Unemployment rate (annual % var.)	Optimistic	(3.9%)	(4.7%)	(7.6%)
	Base	(2.6%)	(3.4%)	(4.0%)
	Pessimistic	(0.7%)	(0.1%)	(0.4%)
Real disposable income per capita (annual % var.)	Optimistic	1.7%	2.4%	3.2%
	Base	1.1%	2.0%	2.7%
	Pessimistic	(0.7%)	1.3%	2.3%
Real formal average salary (annual % var.)	Optimistic	1.8%	0.9%	1.4%
	Base	1.3%	0.5%	0.7%
	Pessimistic	0.0%	(0.1%)	0.1%
Private formal employment (annual % var.)	Optimistic	3.5%	3.0%	3.2%
	Base	3.0%	2.6%	2.8%
	Pessimistic	2.1%	2.1%	2.3%
Real informal average salary (annual % var.)	Optimistic	1.4%	1.3%	1.2%
	Base	1.0%	0.5%	0.7%
	Pessimistic	0.3%	(0.1%)	0.1%

Disclosure Of Impact Of Multiple Scenarios On The Allowance

The following tables summarize the impact of multiple scenarios on the expected credit loss of direct and indirect loans (optimistic, base and pessimistic):

December 31, 2025%		Total
		S/ (000)
Optimistic	4	59,337
Base	62	986,908
Pessimistic	34	557,152
Total		1,603,397

December 31, 2024%		Total
		S/ (000)
Optimistic	5	81,557
Base	58	999,681
Pessimistic	37	663,177
Total		1,744,415

Disclosure Of Fair Value Of The Loan Guarantees

The fair value of the loan guarantees as of December 31, 2025 and 2024, is presented below:

	Fair value of the credit guarantee under the base scenario
As of December 31, 2025	Maximum exposure to credit risk	Cash	Investments	Properties	Others	Total guarantee (*)	Net exposure	Expected loss associated
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Subject to impairment
Financial assets
Cash and due from banks	14,035,949	—	—	—	—	—	14,035,949	—
Commercial loans	22,897,732	801,481	1,682,815	12,582,634	2,822,552	17,889,482	5,008,250	162,789
Small and micro-business loans	2,282,751	—	—	—	—	—	2,282,751	82,833
Consumer loans	15,248,665	—	—	—	—	—	15,248,665	1,269,584
Mortgage loans	11,400,784	—	—	17,753,719	—	17,753,719	(6,352,935)	75,836
Direct loans	51,829,932	801,481	1,682,815	30,336,353	2,822,552	35,643,201	16,186,731	1,591,042
Debt instruments at amortized cost	3,883,579	—	—	—	—	—	3,883,579	—
Total financial assets at amortized cost	69,749,460	801,481	1,682,815	30,336,353	2,822,552	35,643,201	34,106,259	1,591,042
Debt instruments at fair value through other comprehensive income	21,299,397	—	—	—	—	—	21,299,397	287,142
Total debt instruments at fair value through other comprehensive income	21,299,397	—	—	—	—	—	21,299,397	287,142
Not subject to impairment
Derivative financial instruments - Trading	108,530	60,063	—	—	—	60,063	48,467	—
Derivative financial instruments - Hedges	12,348	—	—	—	—	—	12,348	—
Financial assets at fair value through profit or loss	1,965,991	—	—	—	—	—	1,965,991	—
Total financial instruments at fair value through profit or loss	2,086,869	60,063	—	—	—	60,063	2,026,806	—

	93,135,726	861,544	1,682,815	30,336,353	2,822,552	35,703,264	57,432,462	1,878,184
Financial guarantees (guarantees and stand-by letters)	5,149,829	35,735	122,777	2,023,139	1,325,502	3,507,153	1,642,676	11,941
Import and export letters of credit	417,893	—	38,653	—	—	38,653	379,240	414
Contingent loans - indirect loans	5,567,722	35,735	161,430	2,023,139	1,325,502	3,545,806	2,021,916	12,355

	98,703,448	897,279	1,844,245	32,359,492	4,148,054	39,249,070	59,454,378	1,890,539

	Fair value of the credit guarantee under the base scenario
As of December 31, 2024	Maximum exposure to credit risk	Cash	Investments	Properties	Others	Total guarantee (*)	Net exposure	Expected loss associated
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Subject to impairment
Financial assets
Cash and due from banks	12,615,226	—	—	—	—	—	12,615,226	—
Commercial loans	22,770,495	878,109	1,706,707	11,437,282	3,205,987	17,228,085	5,542,410	175,811
Small and micro-business loans	2,037,158	—	—	—	—	—	2,037,158	87,700
Consumer loans	15,036,411	—	—	—	—	—	15,036,411	1,372,856
Mortgage loans	10,571,300	—	—	18,926,685	—	18,926,685	(8,355,385)	93,800
Direct loans	50,415,364	878,109	1,706,707	30,363,967	3,205,987	36,154,770	14,260,594	1,730,167
Debt instruments at amortized cost	3,784,912	—	—	—	—	—	3,784,912	53
Total financial assets at amortized cost	66,815,502	878,109	1,706,707	30,363,967	3,205,987	36,154,770	30,660,732	1,730,220
Debt instruments at fair value through other comprehensive income	20,377,805	—	—	—	—	—	20,377,805	95,090
Total debt instruments at fair value through other comprehensive income	20,377,805	—	—	—	—	—	20,377,805	95,090
Not subject to impairment
Derivative financial instruments - Trading	72,746	35,645	—	—	—	35,645	37,101	—
Derivative financial instruments - Hedges	70,455	—	—	—	—	—	70,455	—
Financial assets at fair value through profit or loss	1,776,567	—	—	—	—	—	1,776,567	—
Total financial instruments at fair value through profit or loss	1,919,768	35,645	—	—	—	35,645	1,884,123	—

	89,113,075	913,754	1,706,707	30,363,967	3,205,987	36,190,415	52,922,660	1,825,310
Financial guarantees (guarantees and stand-by letters)	4,695,331	21,981	143,731	2,005,957	1,471,778	3,643,447	1,051,884	14,005
Import and export letters of credit	373,363	695	24,442	—	67,752	92,889	280,474	243
Contingent loans - indirect loans	5,068,694	22,676	168,173	2,005,957	1,539,530	3,736,336	1,332,358	14,248

	94,181,769	936,430	1,874,880	32,369,924	4,745,517	39,926,751	54,255,018	1,839,558

The following table shows the analysis of the fair values of the guarantees classified in Stage 3:

	Fair value of the credit guarantee under the base scenario
As of December 31, 2025	Maximum exposure to credit risk	Cash	Investments	Guarantees from third parties or governments	Properties	Others	Total guarantee (*)	Net exposure	Expected loss associated
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Commercial loans	281,258	2,627	264	—	399,849	13,217	415,957	(134,699)	137,875
Small and micro-business loans	55,003	—	—	—	—	—	—	55,003	40,627
Consumer loans	472,061	—	—	—	—	—	—	472,061	452,932
Mortgage loans	347,035	—	—	—	723,164	—	723,164	(376,129)	46,006
Total	1,155,357	2,627	264	—	1,123,013	13,217	1,139,121	16,236	677,440
Indirect loans	16,923	—	668	—	6,756	—	7,424	9,499	8,089
	1,172,280	2,627	932	—	1,129,769	13,217	1,146,545	25,735	685,529

	Fair value of the credit guarantee under the base scenario
As of December 31, 2024	Maximum exposure to credit risk	Cash	Investments	Guarantees from third parties or governments	Properties	Others	Total guarantee (*)	Net exposure	Expected loss associated
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Commercial loans	322,464	2,936	1,045	—	529,922	26,107	560,010	(237,546)	123,013
Small and micro-business loans	85,443	—	—	—	—	—	—	85,443	62,173
Consumer loans	514,691	2,936	—	—	—	—	2,936	511,755	494,700
Mortgage loans	325,095	—	—	—	782,659	—	782,659	(457,564)	44,321
Total	1,247,693	5,872	1,045	—	1,312,581	26,107	1,345,605	(97,912)	724,207
Indirect loans	23,948	—	—	—	7,561	—	7,561	16,387	9,335
	1,271,641	5,872	1,045	—	1,320,142	26,107	1,353,166	(81,525)	733,542

(*) Includes the total fair value of the guarantees held by the Group as of December 31, 2025 and 2024, regardless of the balance of the loan it guarantees.

Summary of Classification of Risk

The Group determines its risk level according to the following classification as of December 31, 2025 and 2024:

	High grade	Standard grade	Grade lower than standard
2025	Rating: from AAA to A	Rating: from BBB to B	Rating: from CCC to C
	PD less than or equal to:	PD range	PD equal to or higher than:
Global	0.05% - 0.11%	0.12% - 2.02%	23.87%
Latin America	0.00%	0.08% - 2.98%	22.47%
Sovereigns	0.00%	0.00% - 1.71%	25.00%

	High grade	Standard grade	Grade lower than standard
2024	Rating: from AAA to A	Rating: from BBB to B	Rating: from CCC to C
	PD less than or equal to:	PD range	PD equal to or higher than:
Global	0.05% - 0.11%	0.12% - 2.03%	23.31%
Latin America	0.00%	0.08% - 3.03%	22.32%
Sovereigns	0.00%	0.00% - 1.78%	26.56%

Disclosure of External Credit Exposures

The table below presents the credit risk ratings issued by risk rating agencies of recognized prestige local and international financial investments:

	As of December 31, 2025		As of December 31, 2024
	S/(000)%		S/(000)%
Instruments issued and rated in Peru:
BBB- / BBB+	2,621,105	9.2	2,287,880	8.5
BB- / BB+	773,621	2.8	1,028,735	3.8
B- / B+	130,996	0.5	111,708	0.4
Less than B-	3,536	0.0	4,664	0.0
	3,529,258	12.5	3,432,987	12.7
Instruments issued in Peru and rated abroad:
BBB- / BBB+	15,354,696	54.5	14,011,438	52.2
BB- / BB+	440,946	1.6	774,100	2.9
Less than B-	78,279	0.3	218,328	0.8
	15,873,921	56.4	15,003,866	55.9
Instruments issued and rated abroad:
AAA	8,320	0.0	9,429	0.0
AA- / AA+	143,289	0.5	111,247	0.4
A- / A+	679,515	2.4	689,996	2.6
BBB- / BBB+	2,642,879	9.4	2,581,191	9.6
BB- / BB+	93,243	0.3	124,581	0.5
B- / B+	24,550	0.1	19,689	0.1
	3,591,796	12.7	3,536,133	13.2

Unrated
Negotiable certificates of deposit issued by the BCRP	2,057,692	7.3	2,123,858	8.0
Mutual funds and investment funds participations (*)	1,726,722	6.1	1,396,582	5.2
Term deposits	133,066	0.5	86,515	0.3
Others	2,035	0.0	2,433	0.0
	3,919,515	13.9	3,609,388	13.5

Listed shares (**)	594,471	2.1	622,528	2.3
Non-listed shares	196,155	0.7	192,650	0.7
Subtotal	27,705,116	98.3	26,397,552	98.3
Accrued interest	468,690	1.7	460,373	1.7
Total	28,173,806	100.0	26,857,925	100.0

(*) Includes mutual and investment funds which do not have risk rating.

(**) Includes instruments at fair value through profit or loss, see Note 5(e), and instruments at fair value through other comprehensive income, see Note 5(f).

Disclosure Of Credit Risk Exposure Explanatory

Financial instruments exposed to credit risk were distributed according to the following economic sectors:

	As of December 31, 2025
	Designated at fair value through profit or loss	Debt instruments measured at fair value through other comprehensive income	Equity instruments measured at fair value through other comprehensive income	Investments at amortized cost		Total
	S/(000)	S/(000)	S/(000)	S/(000)		S/(000)
Consumer loans	—	—	—	15,287,338		15,287,338
Government of Peru	—	9,458,048	—	3,750,513		13,208,561
Mortgage loans	—	—	—	11,408,187		11,408,187
Commercial and micro-business loans	—	—	—	10,063,824		10,063,824
BCRP	—	2,057,692	—	8,941,024		10,998,716
Financial services	1,681,876	1,476,980	109,795	6,400,724	(*)	9,669,375
Manufacturing	194,542	942,150	209,750	3,577,083		4,923,525
Mining	1,994	1,312,651	—	2,779,607		4,094,252
Communications, storage and transportation	56,368	688,801	33,631	2,258,425		3,037,225
Construction and infrastructure	27,813	2,169,122	59,030	699,079		2,955,044
Agriculture	—	27,642	1,698	2,472,695		2,502,035
Electricity, gas, water and oil	20,250	1,820,016	142,245	196,292		2,178,803
Professional, scientific and technical activities	72,185	226,645	—	938,565		1,237,395
Commerce	3,940	537,330	—	415,935		957,205
Leaseholds and real estate activities	4,578	268,511	—	541,735		814,824
Community services	904	6,571	—	496,505		503,980
Education, health and other services	—	80,149	—	201,180		281,329
Medicine and biotechnology	—	34,330	—	235,634		269,964
Insurance	19	13,284	—	174,266		187,569
Foreign governments	—	96,654	—	—		96,654
Fishing	—	—	—	90,530		90,530
Public administration and defense	22,400	81,543	—	5,879		109,822
Private activities (employer and/or producer)	—	—	—	98,322		98,322
Others	—	1,278	—	—		1,278
Total	2,086,869	21,299,397	556,149	71,033,342		94,975,757
Impairment allowance for loans						(1,591,042)
Accrued interest						999,950
Total						94,384,665

(*) Includes mainly cash and due from banks deposited in the vaults of Interbank and in foreign banks; see Note 4.

	As of December 31, 2024
	Designated at fair value through profit or loss	Debt instruments measured at fair value through other comprehensive income	Equity instruments measured at fair value through other comprehensive income	Investments at amortized cost		Total
	S/(000)	S/(000)	S/(000)	S/(000)		S/(000)
Consumer loans	—	—	—	15,094,313		15,094,313
Government of Peru	—	8,466,916	—	3,698,395		12,165,311
Mortgage loans	—	—	—	10,579,426		10,579,426
Commercial and micro-business loans	—	—	—	10,236,695		10,236,695
BCRP	—	2,113,925	—	7,951,226		10,065,151
Financial services	1,693,571	1,672,720	126,594	6,530,688	(*)	10,023,573
Manufacturing	87,764	797,082	171,920	4,155,680		5,212,446
Mining	2,792	1,234,867	—	2,436,753		3,674,412
Construction and infrastructure	17,203	2,501,203	38,640	772,165		3,329,211
Communications, storage and transportation	55,385	654,287	37,640	1,946,274		2,693,586
Agriculture	87	27,286	3,714	2,393,311		2,424,398
Electricity, gas, water and oil	12,820	1,685,411	74,750	157,841		1,930,822
Commerce	15,754	508,195	—	414,063		938,012
Professional, scientific and technical activities	—	214,358	—	714,871		929,229
Leaseholds and real estate activities	10,980	187,953	—	448,839		647,772
Community services	611	7,509	—	540,084		548,204
Education, health and other services	540	94,202	—	213,206		307,948
Medicine and biotechnology	—	36,138	—	190,510		226,648
Public administration and defense	21,894	91,702	—	7,885		121,481
Fishing	—	—	5,010	79,112		84,122
Foreign governments	—	67,468	—	—		67,468
Insurance	363	12,075	—	4,728		17,166
Private activities (employer and/or producer)	—	—	—	85,863		85,863
Others	4	4,507	—	—		4,511
Total	1,919,768	20,377,804	458,268	68,651,928		91,407,768
Impairment allowance for loans						(1,730,167)
Accrued interest						1,004,624
Total						90,682,225

(*) Includes mainly cash and due from banks deposited in the vaults of Interbank and in foreign banks; see Note 4.

Summary of Financial Instruments Exposed to Credit Risk by Geographic Area

The table below presents the financial instruments with exposure to credit risk, by geographic area:

	As of December 31, 2025
	Designated at fair value through profit or loss	Debt instruments measured at fair value through other comprehensive income	Equity instruments measured at fair value through other comprehensive income	Investments at amortized cost		Total
	S/(000)	S/(000)	S/(000)	S/(000)		S/(000)
Peru	66,904	17,709,665	412,723	68,115,007		86,304,299
United States of America	1,626,883	867,587	33,631	618,154		3,146,255
Mexico	1,988	1,054,343	—	13,288		1,069,619
Chile	2	775,432	—	26,061		801,495
Panama	—	146,000	310	600,317	(*)	746,627
United Kingdom	101,668	247,148	107,818	58,419		515,053
Luxembourg	42,730	15,093	—	342,413		400,236
Brazil	—	286,358	—	19,160		305,518
Canada	57,655	16,583	—	229,109		303,347
Cayman Islands	100,712	410	—	134,520		235,642
Ecuador	—	—	—	206,740		206,740
Bahamas	—	—	—	169,073		169,073
Colombia	71	96,348	—	54,390		150,809
Germany	25,334	528	—	70,403		96,265
Ireland	24,574	589	—	45,377		70,540
Suiza	—	4,382	—	62,785		67,167
Venezuela	—	—	—	66,159		66,159
Spain	5,125	673	—	24,001		29,799
Argentina	—	—	—	16,844		16,844
Others	33,223	78,258	1,667	161,122		274,270
Total	2,086,869	21,299,397	556,149	71,033,342		94,975,757
Impairment allowance for loans						(1,591,042)
Accrued interest						999,950
Total						94,384,665

(*) Corresponds mainly to the loan portfolio maintained by Inteligo Bank (domiciled in Panama) with Peruvian citizens.

	As of December 31, 2024
	Designated at fair value through profit or loss	Debt instruments measured at fair value through other comprehensive income	Equity instruments measured at fair value through other comprehensive income	Investments at amortized cost		Total
	S/(000)	S/(000)	S/(000)	S/(000)		S/(000)
Peru	138,125	16,843,710	294,034	65,957,138		83,233,007
United States of America	1,499,518	896,372	37,640	823,188		3,256,718
Mexico	17,996	1,017,363	—	10,733		1,046,092
Chile	1	807,524	7,995	32,038		847,558
Panama	461	148,363	277	479,425	(*)	628,526
United Kingdom	94,483	264,082	116,458	135,358		610,381
Bahamas	—	—	—	243,750		243,750
Canada	1,256	15,387	—	219,857		236,500
Ecuador	—	—	—	231,087		231,087
Colombia	79	121,545	—	105,332		226,956
Brazil	—	146,286	—	30,848		177,134
Germany	23,326	587	—	123,436		147,349
Cayman Islands	116,217	1,186	—	—		117,403
Luxembourg	—	15,534	—	68,835		84,369
Suiza	—	4,743	—	56,542		61,285
Venezuela	—	—	—	54,261		54,261
Spain	—	9,933	—	20,394		30,327
Argentina	—	—	—	19,349		19,349
Ireland	—	553	—	624		1,177
Belgium	—	154	—	1		155
Others	28,306	84,482	1,864	39,732		154,384
Total	1,919,768	20,377,804	458,268	68,651,928		91,407,768
Impairment allowance for loans						(1,730,167)
Accrued interest						1,004,624
Total						90,682,225

(*) Corresponds mainly to the loan portfolio maintained by Inteligo Bank (domiciled in Panama) with Peruvian citizens.

Disclosure Of Off setting Of Financial Assets Explanatory	Financial assets subject to offsetting, enforceable master netting arrangements and similar agreements as of December 31, 2025 and 2024, are presented below:

		Gross amounts of recognized financial liabilities and offset	Net amounts of financial assets presented in the	Related amounts not offset in the consolidated statement of financial position
	Gross amounts of recognized financial assets	in the consolidated statement of financial position	consolidated statement of financial position	Financial instruments (including non-cash guarantees)	Cash guarantees received	Net amount
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
2025
Derivatives, Note 10(b)	120,878	—	120,878	(31,633)	(60,063)	29,182
Total	120,878	—	120,878	(31,633)	(60,063)	29,182
2024
Derivatives, Note 10(b)	143,201	—	143,201	(30,231)	(35,645)	77,325
Total	143,201	—	143,201	(30,231)	(35,645)	77,325

Disclosure Of Off setting Of Financial Liabilities Explanatory	Financial liabilities subject to offsetting, enforceable master netting arrangements and similar agreements as of December 31, 2025 and 2024, are presented below:

		Gross amounts of recognized financial assets and offset in the	Net amounts of financial liabilities presented in the	Related amounts not offset in the consolidated statement of financial position
	Gross amounts of recognized financial liabilities	consolidated statement of financial position	consolidated statement of financial position	Financial instruments (including non-cash guarantees)	Cash guarantees pledged, Note 4(d)	Net amount
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
2025
Derivatives, Note 10(b)	207,084	—	207,084	(31,633)	(93,021)	82,430
Total	207,084	—	207,084	(31,633)	(93,021)	82,430
2024
Derivatives, Note 10(b)	102,288	—	102,288	(30,231)	(21,568)	50,489
Total	102,288	—	102,288	(30,231)	(21,568)	50,489

Summary of Value at Risk by Type of Asset

The VaR results of the Group’s portfolio by type of asset are presented below:

	2025	2024
	S/(000)	S/(000)
Equity investments	38,170	36,036
Debt investments	116	131
Derivatives and/or exchange position	12,322	953
Diversification effect	(8,832)	(243)
Consolidated VaR by type of asset (*)	41,776	36,877

The Group’s VaR results by type of risk are the following:

	2025	2024
	S/(000)	S/(000)
Exchange rate risk	5,374	2,893
Interest rate risk	952	376
Price risk	36,324	37,804
Diversification effect	(874)	(4,196)
Consolidated VaR by type of risk (*)	41,776	36,877

Summary of Increase Decrease In Interest Rate And Impact On Results Explanatory

The table below presents the sensitivity to a possible change in interest rates, with all other variables kept constant, in the consolidated statement of income and in the consolidated statement of changes in equity, before Income Tax and non-controlling interest.

	As of December 31, 2025
Currency	Changes in basis points	Sensitivity of net income		Sensitivity of other net comprehensive income
		S/(000)		S/(000)
US Dollar	+/-25	+/-	1,569	+/-	139,317
US Dollar	+/-50	+/-	3,139	+/-	278,784
US Dollar	+/-75	+/-	4,709	+/-	418,550
US Dollar	+/-100	+/-	6,279	+/-	558,764
Sol	+/-50	-/+	44,542	-/+	656,467
Sol	+/-75	-/+	66,813	-/+	985,415
Sol	+/-100	-/+	89,084	-/+	1,315,229
Sol	+/-150	-/+	133,627	-/+	1,978,637

	As of December 31, 2024
Currency	Changes in basis points	Sensitivity of net income		Sensitivity of other net comprehensive income
		S/(000)		S/(000)
US Dollar	+/-25	+/-	83	+/-	129,434
US Dollar	+/-50	+/-	163	+/-	259,018
US Dollar	+/-75	+/-	245	+/-	388,891
US Dollar	+/-100	+/-	325	+/-	519,209
Sol	+/-50	-/+	48,323	-/+	624,757
Sol	+/-75	-/+	72,484	-/+	937,824
Sol	+/-100	-/+	96,645	-/+	1,251,722
Sol	+/-150	-/+	144,968	-/+	1,883,154

Disclosure Of Calculation Of Sensitivity In Market Prices And The Effect On Expected Unrealized Gain Or Loss In The Consolidated Statements Of Other Comprehensive Income	However, a calculation of sensitivity in market prices and the effect on expected unrealized gain or loss in the consolidated statement of other comprehensive income, before income tax and non-controlling interest, as of December 31, 2025 and 2024, is presented below:

	Changes in market price	2025	2024
Sensitivity to market price	%	S/(000)	S/(000)
Shares	+/-10	55,615	45,827
Shares	+/-25	139,037	114,567
Shares	+/-30	166,845	137,480

Summary of Foreign Exchange Risk Position Of Group

The table below presents the detail of the Group’s position:

	As of December 31, 2025
	US Dollars	Soles	Other currencies	Total
	S/(000)	S/(000)	S/(000)	S/(000)
Assets
Cash and due from banks	9,784,117	3,963,653	288,179	14,035,949
Inter-bank funds	—	40,006	—	40,006
Financial investments	7,731,572	20,387,567	54,667	28,173,806
Loans, net	14,424,941	36,345,209	—	50,770,150
Due from customers on acceptances	51,332	—	—	51,332
Other accounts receivable and other assets, net	240,769	1,014,491	980	1,256,240
Reinsurance contract assets	2,056	55,126	—	57,182
	32,234,787	61,806,052	343,826	94,384,665
Liabilities
Deposits and obligations	19,301,489	36,216,857	509,284	56,027,630
Inter-bank funds	—	55,019	—	55,019
Due to banks and correspondents	2,049,531	5,116,483	—	7,166,014
Bonds, notes and other obligations	4,879,304	711,104	—	5,590,408
Due from customers on acceptances	51,332	—	—	51,332
Insurance and reinsurance contract liabilities	3,609,743	9,453,511	—	13,063,254
Other accounts payable, provisions and other liabilities	1,929,823	2,438,585	10,761	4,379,169
	31,821,222	53,991,559	520,045	86,332,826
Forwards position, net	(2,443,784)	2,206,289	237,495	—
Currency swaps position, net	718,766	(718,766)	—	—
Cross currency swaps position, net	1,850,650	(1,850,650)	—	—
Options position, net	(66)	66	—	—
Monetary position, net	539,131	7,451,432	61,276	8,051,839

	As of December 31, 2024
	US Dollars	Soles	Other currencies	Total
	S/(000)	S/(000)	S/(000)	S/(000)
Assets
Cash and due from banks	8,615,546	3,676,441	323,239	12,615,226
Inter-bank funds	—	220,060	—	220,060
Financial investments	7,456,057	19,356,325	45,543	26,857,925
Loans, net	14,372,955	34,848,570	7,923	49,229,448
Due from customers on acceptances	9,163	—	—	9,163
Other accounts receivable and other assets, net	405,658	1,326,121	22	1,731,801
Reinsurance contract assets	207	18,395	—	18,602
	30,859,586	59,445,912	376,727	90,682,225
Liabilities
Deposits and obligations	19,802,404	33,451,094	514,530	53,768,028
Due to banks and correspondents	2,210,040	5,352,017	—	7,562,057
Bonds, notes and other obligations	5,227,805	847,628	—	6,075,433
Due from customers on acceptances	9,163	—	—	9,163
Insurance and reinsurance contract liabilities	3,940,738	8,583,582	—	12,524,320
Other accounts payable, provisions and other liabilities	1,689,640	2,484,247	14,067	4,187,954
	32,879,790	50,718,568	528,597	84,126,955
Forwards position, net	(1,842,468)	1,564,150	278,318	—
Currency swaps position, net	1,849,472	(1,849,472)	—	—
Cross currency swaps position, net	2,071,400	(2,071,400)	—	—
Options position, net	(61)	61	—	—
Monetary position, net	58,139	6,370,683	126,448	6,555,270

Percentage Of Change In Currency Exchange Rate

The table below shows the analysis of variations of the US Dollar, the main foreign currency to which the Group has exposure as of December 31, 2025 and 2024. The analysis determines the effect of a reasonably possible variation of the exchange rate US Dollar to the Sol, considering all the other variables constant in the consolidated statement of other comprehensive income before Income Tax. A negative amount shows a potential net reduction in the consolidated statement of income, while a positive amount reflects a net potential increase:

Sensitivity analysis	Change in exchange rate	2025	2024
	%	S/(000)	S/(000)
Devaluation
US Dollar	5	20,665	21,165
US Dollar	10	41,330	42,329
US Dollar	15	61,994	63,494

Revaluation
US Dollar	5	(20,665)	(21,165)
US Dollar	10	(41,330)	(42,329)
US Dollar	15	(61,994)	(63,494)

Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables

The following table presents the Group’s undiscounted cash flows payable according to contractual terms agreed (including the payment of future interest):

	As of December 31, 2025
	Up to 1 month	From 1 to 3 months	From 3 to 12 months	From 1 to 5 years	Over 5 years	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Financial liabilities by type -
Deposits and obligations	41,664,775	6,430,086	5,688,525	1,388,051	1,128,206	56,299,643
Inter-bank funds	55,019	—	—	—	—	55,019
Due to banks and correspondents	1,092,767	1,166,490	2,177,827	1,082,178	3,629,176	9,148,438
Bonds, notes and other obligations	41,403	2,937	2,074,773	3,832,413	339,962	6,291,488
Due from customers on acceptances	17,717	31,889	1,726	—	—	51,332
Insurance and reinsurance contract liabilities	133,500	258,161	1,153,588	6,277,806	18,083,247	25,906,302
Other accounts payable, provisions and other liabilities	1,274,168	153,895	340,229	194,085	2,209,708	4,172,085
Total non-derivative liabilities	44,279,349	8,043,458	11,436,668	12,774,533	25,390,299	101,924,307
Derivatives held for trading (*) -
Contractual amounts receivable (inflow)	653,321	522,073	925,197	594,077	252,636	2,947,304
Contractual amounts payable (outflow)	632,958	543,862	849,053	624,174	300,277	2,950,324
Total	20,363	(21,789)	76,144	(30,097)	(47,641)	(3,020)
Derivatives held as hedge (**) -
Contractual amounts receivable (inflow)	—	6,606	1,040,782	347,131	—	1,394,519
Contractual amounts payable (outflow)	—	8,036	1,170,242	384,964	—	1,563,242
Total	—	(1,430)	(129,460)	(37,833)	—	(168,723)

	As of December 31, 2024
	Up to 1 month	From 1 to 3 months	From 3 to 12 months	From 1 to 5 years	Over 5 years	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Financial liabilities by type -
Deposits and obligations	39,797,251	5,412,063	6,777,915	925,035	1,256,702	54,168,966
Due to banks and correspondents	1,949,333	792,039	733,189	2,465,292	3,831,777	9,771,630
Bonds, notes and other obligations	70,454	2,943	1,652,261	4,665,178	333,061	6,723,897
Due from customers on acceptances	4,691	4,472	—	—	—	9,163
Insurance and reinsurance contract liabilities	116,089	222,826	1,007,404	4,994,624	18,194,009	24,534,952
Other accounts payable, provisions and other liabilities	2,301,897	115,868	150,913	134,248	1,382,740	4,085,666
Total non-derivative liabilities	44,239,715	6,550,211	10,321,682	13,184,377	24,998,289	99,294,274
Derivatives held for trading (*) -
Contractual amounts receivable (inflow)	1,637,115	880,914	1,123,569	1,134,788	176,817	4,953,203
Contractual amounts payable (outflow)	1,605,814	1,088,989	962,496	1,145,555	179,999	4,982,853
Total	31,301	(208,075)	161,073	(10,767)	(3,182)	(29,650)
Derivatives held as hedge (**) -
Contractual amounts receivable (inflow)	—	86,992	414,593	1,230,550	—	1,732,135
Contractual amounts payable (outflow)	1,690	78,266	450,019	1,173,525	—	1,703,500
Total	(1,690)	8,726	(35,426)	57,025	—	28,635

(*) It includes contracts whose future flows agreed to be exchanged are settled on a net basis (non-delivery) and a gross basis (full-delivery).

(**) It only includes contracts whose future flows agreed to be exchanged are settled on a net basis (non-delivery).

Disclosure Of Maurity Analysis Of Contingent Credits

The table below shows maturity, by contractual term, of the contingent credits (indirect loans) granted by the Group as of the dates of the consolidated statement of financial position:

	2025	2024
	S/(000)	S/(000)
Contingent credits (indirect loans)
Up to 1 month	1,258,273	649,837
From 1 to 3 months	1,238,443	1,364,278
From 3 to 12 months	2,751,311	2,644,655
From 1 to 5 years	319,669	409,898
Over 5 years	26	26
Total	5,567,722	5,068,694

Summary of changes in liabilities arising from financing activities

The following table shows the changes in liabilities arising from financing activities according to IAS 7:

	2025
	Balance as of January 1	Declared dividends payable	Dividends received on treasury shares in the Group	Cash flow	Effect of variation in exchange rate	Others	Balance as of December 31
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Inter-bank funds	—	—	—	54,992	8	19	55,019
Bonds, notes and other obligations	6,075,433	—	—	123,204	(600,058)	(8,171)	5,590,408
Lease liability related to right-of-use assets	143,803	—	—	(54,105)	(605)	55,152	144,245
Dividends payable of IFS	—	420,096	(13,266)	(406,830)	—	—	—
Dividends payable to minority	958	3,097	—	(3,040)	—	3,019	4,034
Total liabilities for financing activities	6,220,194	423,193	(13,266)	(285,779)	(600,655)	50,019	5,793,706

	2024
	Balance as of January 1	Dividends payable	Cash flow	Effect of variation in exchange rate	Others	Balance as of December 31
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Inter-bank funds	119,712	—	(121,438)	1,785	(59)	—
Bonds, notes and other obligations	5,551,629	—	439,867	67,186	16,751	6,075,433
Lease liability related to right-of-use assets	90,513	—	(55,391)	102	108,579	143,803
Dividends payable	911	430,425	(430,280)	—	(98)	958
Total liabilities for financing activities	5,762,765	430,425	(167,242)	69,073	125,173	6,220,194

Summary of financial assets (based on non-discounted contractual cash flows)

The following table summarizes the maturity profile of the Group’s financial assets in function of the non-discounted contractual cash flows, including interest receivable.

	2025
	Less than 1 year	From 1 to 2 years	From 2 to 3 years	From 3 to 4 years	From 4 to 5 years	More than 5 years	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Financial assets
Cash and cash equivalents	—	—	—	—	—	—	—
Investments at fair value through profit or loss	88	88	88	88	88	2,444	2,884
Debt instruments at fair value through other comprehensive income	1,064,804	1,055,793	1,054,406	1,307,692	1,259,962	18,492,436	24,235,093
Investments at amortized cost	—	—	—	—	25,904	—	25,904
Total	1,064,892	1,055,881	1,054,494	1,307,780	1,285,954	18,494,880	24,263,881

	2024
	Less than 1 year	From 1 to 2 years	From 2 to 3 years	From 3 to 4 years	From 4 to 5 years	More than 5 years	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Financial assets
Cash and cash equivalents	—	—	—	—	—	—	—
Investments at fair value through profit or loss	98	98	98	98	98	2,834	3,324
Debt instruments at fair value through other comprehensive income	1,057,660	1,067,828	1,152,885	1,162,798	1,283,365	18,332,782	24,057,318
Investments at amortized cost	—	—	—	—	27,201	—	27,201
Total	1,057,758	1,067,926	1,152,983	1,162,896	1,310,664	18,335,616	24,087,843

Summary of financial assets and the insurance contracts assets and liabilities of the Company by main currency

The following table summarizes the financial assets and the insurance contracts assets and liabilities of the Company by main currency:

	2025			2024
	US Dollar	Sol	Total	US Dollar	Sol	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Financial assets
Cash and cash equivalents	181,399	301,145	482,544	72,053	131,892	203,945
Investments at fair value through profit or loss	570,928	3,292	574,220	372,064	4,585	376,649
Debt instruments at fair value through other comprehensive income	4,391,332	9,560,725	13,952,057	4,205,803	9,062,225	13,268,028
Investments at amortized cost	—	25,904	25,904	—	24,838	24,838

Insurance contracts assets -
Life insurance issued	—	—	—	—	—	—
Life reinsurance held	2,056	15,022	17,078	207	18,395	18,602
Reinsurance held	—	—	—	—	—	—

Insurance contracts liabilities -
Life insurance issued	3,604,846	9,453,926	13,058,772	3,940,738	8,581,614	12,522,352
Life reinsurance held	4,898	(416)	4,482	—	1,968	1,968
Reinsurance held	—	—	—	—	—	—

Summary of group's exposure to insurance and reinsurance contracts sensitive to interest rate risk and debt instruments	The Group’s exposure to insurance and reinsurance contracts sensitive to interest rate risk and debt instruments is the following:

	2025	2024
	S/(000)	S/(000)
Insurance contracts assets -
Life insurance issued	—	—
Life reinsurance held	17,078	18,602
Reinsurance held	—	—

Insurance contracts liabilities -
Life insurance issued	13,058,772	12,522,352
Life reinsurance held	4,482	1,968
Reinsurance held	—	—

Debt instruments at fair value through profit or loss	574,220	376,649
Debt instruments at fair value through other comprehensive income	13,952,057	13,268,028
Debt instruments at amortized cost	25,904	24,838
Total	27,632,513	26,212,437

Summary of the sensitivity analysis of fair value measurement

The following analysis is made for the reasonably possible movements of the key variables, the rest of the variables remaining constant, showing the impact on income before taxes and equity. The correlation of the variables will have a significant effect on the determination of the final impact of the interest rate risk, but to demonstrate the impact due to changes in variables, the variables had to be changed individually. It is worth noting that the movements of these variables are non-linear. The method used to obtain information about the sensitivity and the significant variables did not vary regarding the previous period.

		2025		2024
	Change in basis points	Impact on income before taxes	Impact on equity	Impact on income before taxes	Impact on equity
		S/(000)	S/(000)	S/(000)	S/(000)
Insurance and reinsurance contracts	+100	(7,229)	1,206,193	(4,958)	1,113,771
Debt instruments	+100	(111)	(979,197)	(99)	(928,453)
Insurance and reinsurance contracts	-100	9,094	(1,469,217)	6,210	(1,345,914)
Debt instruments	-100	128	1,125,978	115	1,068,856